Inventories - Summary of Inventories (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [line items]
Inventories	¥ 1,622	¥ 1,588
Gross carrying amount [member]
Disclosure of inventories [line items]
Consumable spare parts and maintenance materials	1,638	1,534
Other supplies	210	198
Inventories	1,848	1,732
Accumulated impairment provision [member]
Disclosure of inventories [line items]
Inventories	¥ (226)	¥ (144)